Debt - Future principal payments (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Future principal payments on outstanding borrowings
2024	$ 150,000	$ 52,177
Total	$ 150,000	$ 52,177